Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation
The financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB). The financial statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair value as described in our accounting policies.
Effective January 1, 2018, we applied IFRS 15 retrospectively to each prior period presented. The impacts of adopting IFRS 15 on our consolidated income statement and consolidated statement of cash flows for the year ended December 31, 2017, along with our statements of financial position as at January 1, 2017 and December 31, 2017, are provided in this note in section T) Adoption of new or amended accounting standards and Note 34, Adoption of IFRS 15.
All amounts are in millions of Canadian dollars, except where noted.
FUNCTIONAL CURRENCY
The financial statements are presented in Canadian dollars, the company’s functional currency.

Basis of consolidation
We consolidate the financial statements of all of our subsidiaries. Subsidiaries are entities we control, where control is achieved when the company is exposed or has the right to variable returns from its involvement with the investee and has the current ability to direct the activities of the investee that significantly affect the investee’s returns.
The results of subsidiaries acquired during the year are consolidated from the date of acquisition and the results of subsidiaries sold during the year are deconsolidated from the date of disposal. Where necessary, adjustments are made to the financial statements of acquired subsidiaries to conform their accounting policies to ours. All intercompany transactions, balances, income and expenses are eliminated on consolidation.
Changes in BCE’s ownership interest in a subsidiary that do not result in a change of control are accounted for as equity transactions, with no effect on net earnings or on Other comprehensive income (loss).

Revenue from contracts with customers
Revenue is measured based on the value of the expected consideration in a contract with a customer and excludes sales taxes and other amounts we collect on behalf of third parties. We recognize revenue when control of a product or service is transferred to a customer. When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice.

For bundled arrangements, we account for individual products and services when they are separately identifiable and the customer can benefit from the product or service on its own or with other readily available resources. The total arrangement consideration is allocated to each product or service included in the contract with the customer based on its stand-alone selling price. We generally determine stand-alone selling prices based on the observable prices at which we sell products separately without a service contract and prices for non-bundled service offers with the same range of services, adjusted for market conditions and other factors, as appropriate. When similar products and services are not sold separately, we use the expected cost plus margin approach to determine stand-alone selling prices. Products and services purchased by a customer in excess of those included in the bundled arrangement are accounted for separately.

We may enter into arrangements with subcontractors and others who provide services to our customers. When we act as the principal in these arrangements, we recognize revenues based on the amounts billed to our customers. Otherwise, we recognize the net amount that we retain as revenues.

A contract asset is recognized in the consolidated statements of financial position (statements of financial position) when our right to consideration from the transfer of products or services to a customer is conditional on our obligation to transfer other products or services. Contract assets are transferred to trade receivables when our right to consideration becomes conditional only as to the passage of time. A contract liability is recognized in the statements of financial position when we receive consideration in advance of the transfer of products or services to the customer. Contract assets and liabilities relating to the same contract are presented on a net basis.

Incremental costs of obtaining a contract with a customer, principally comprised of sales commissions and prepaid contract fulfillment costs, are included in contract costs in the statements of financial position, except where the amortization period is one year or less, in which case costs of obtaining a contract are immediately expensed. Capitalized costs are amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services.

WIRELESS SEGMENT REVENUES
Our Wireless segment principally generates revenue from providing integrated digital wireless voice and data communications products and services to residential and business customers.

We recognize product revenues from the sale of wireless handsets and devices when a customer takes possession of the product. We recognize wireless service revenues over time, as the services are provided. For bundled arrangements, stand-alone selling prices are determined using observable prices adjusted for market conditions and other factors, as appropriate.

For wireless products and services that are sold separately, customers usually pay in full at the point of sale for products and on a monthly basis for services. For wireless products and services sold in bundled arrangements, customers pay monthly over a contract term of up to 24 months for residential customers and up to 36 months for business customers.

WIRELINE SEGMENT REVENUES
Our Wireline segment principally generates revenue from providing data, including Internet access and Internet protocol television (IPTV), local telephone, long distance, satellite TV service and connectivity, as well as other communications services and products to residential and business customers. Our Wireline segment also includes revenues from our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.

We recognize product revenues from the sale of wireline equipment when a customer takes possession of the product. We recognize service revenues over time, as the services are provided. Revenues on certain long-term contracts are recognized using output methods based on products delivered, performance completed to date, time elapsed or milestones met. For bundled arrangements, stand-alone selling prices are determined using observable prices adjusted for market conditions and other factors, as appropriate, or the expected cost plus margin approach for customized business arrangements.

For wireline customers, products are usually paid in full at the point of sale. Services are paid on a monthly basis except where a billing schedule has been established with certain business customers under long-term contracts that can generally extend up to seven years.
MEDIA SEGMENT REVENUES
Our Media segment principally generates revenue from conventional TV, specialty TV, digital media, radio broadcasting and OOH advertising and subscriber fees from specialty TV, pay TV and streaming services.

We recognize advertising revenue when advertisements are aired on the radio or TV, posted on our websites or appear on our advertising panels and street furniture. Revenues relating to subscriber fees are recorded on a monthly basis as the services are provided. Customer payments are due monthly as the services are provided.

Share-based payments
Our share-based payment arrangements include stock options, restricted share units and performance share units (RSUs/PSUs), deferred share units (DSUs), an employee savings plan (ESP) and a deferred share plan (DSP).
STOCK OPTIONS
We use a fair value-based method to measure the cost of our employee stock options, based on the number of stock options that are expected to vest. We recognize compensation expense in Operating costs in the consolidated income statements (income statements). Compensation expense is adjusted for subsequent changes in management’s estimate of the number of stock options that are expected to vest.
We credit contributed surplus for stock option expense recognized over the vesting period. When stock options are exercised, we credit share capital for the amount received and the amounts previously credited to contributed surplus.
RSUs/PSUs
For each RSU/PSU granted, we recognize compensation expense in Operating costs in the income statements, equal to the market value of a BCE common share at the date of grant and based on the number of RSUs/PSUs expected to vest, recognized over the term of the vesting period, with a corresponding credit to contributed surplus. Additional RSUs/PSUs are issued to reflect dividends declared on the common shares.
Compensation expense is adjusted for subsequent changes in management’s estimate of the number of RSUs/PSUs that are expected to vest. The effect of these changes is recognized in the period of the change. Upon settlement of the RSUs/PSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit. Vested RSUs/PSUs are settled in BCE common shares, DSUs, or a combination thereof.
DSUs
If compensation is elected to be taken in DSUs, we issue DSUs equal to the fair value of the services received. Additional DSUs are issued to reflect dividends declared on the common shares. DSUs are settled in BCE common shares purchased on the open market following the cessation of employment or when a director leaves the board. We credit contributed surplus for the fair value of DSUs at the issue date. Upon settlement of the DSUs, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
ESP
We recognize our ESP contributions as compensation expense in Operating costs in the income statements. We credit contributed surplus for the ESP expense recognized over the two-year vesting period, based on management’s estimate of the accrued contributions that are expected to vest. Upon settlement of shares under the ESP, any difference between the cost of shares purchased on the open market and the amount credited to contributed surplus is reflected in the deficit.
DSP
For each deferred share granted under the DSP, we recognize compensation expense in Operating costs in the income statements equal to the market value of a BCE common share. Deferred shares are no longer granted except those issued to reflect dividends declared on common shares.
Compensation expense is adjusted for subsequent changes in the market value of BCE common shares. The cumulative effect of any change in value is recognized in the period of the change. Participants have the option to receive either BCE common shares or a cash equivalent for each vested deferred share upon qualifying for payout under the terms of the grant.

Income and other taxes
Current and deferred income tax expense is recognized in the income statements, except to the extent that the expense relates to items recognized in Other comprehensive income (loss) or directly in equity.
A current or non-current tax asset (liability) is the estimated tax receivable (payable) on taxable earnings (loss) for the current or past periods.
We use the liability method to account for deferred tax assets and liabilities, which arise from:

•	temporary differences between the carrying amount of assets and liabilities recognized in the statements of financial position and their corresponding tax bases

•	the carryforward of unused tax losses and credits, to the extent they can be used in the future
Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply when the asset or liability is recovered or settled. Both our current and deferred tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted at the reporting date.
Deferred taxes are provided on temporary differences arising from investments in subsidiaries, joint arrangements and associates, except where we control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
Tax liabilities are, where permitted, offset against tax assets within the same taxable entity and tax jurisdiction.
INVESTMENT TAX CREDITS (ITCs), OTHER TAX CREDITS AND GOVERNMENT GRANTS
We recognize ITCs, other tax credits and government grants given on eligible expenditures when it is reasonably assured that they will be realized. They are presented as part of Trade and other receivables in the statements of financial position when they are expected to be utilized in the next year. We use the cost reduction method to account for ITCs and government grants, under which the credits are applied against the expense or asset to which the ITC or government grant relates.

Cash equivalents	Cash equivalents are comprised of highly liquid investments with original maturities of three months or less from the date of purchase.
Securitization of trade receivables
Proceeds on the securitization of trade receivables are recognized as a collateralized borrowing as we do not transfer control and substantially all the risks and rewards of ownership to another entity.

Inventory
We measure inventory at the lower of cost and net realizable value. Inventory includes all costs to purchase, convert and bring the inventories to their present location and condition. We determine cost using specific identification for major equipment held for resale and the weighted average cost formula for all other inventory. We maintain inventory valuation reserves for inventory that is slow-moving or potentially obsolete, calculated using an inventory aging analysis.

Property, plant and equipment
We record property, plant and equipment at historical cost. Historical cost includes expenditures that are attributable directly to the acquisition or construction of the asset, including the purchase cost, and labour.

Borrowing costs
The cost of issuing debt is included as part of long-term debt and is accounted for at amortized cost using the effective interest method. The cost of issuing equity is reflected in the consolidated statements of changes in equity as a charge to the deficit.
Borrowing costs are capitalized for qualifying assets, if the time to build or develop is in excess of one year, at a rate that is based on our weighted average interest rate on our outstanding long-term debt. Gains or losses on the sale or retirement of property, plant and equipment are recorded in Other expense in the income statements.

Leases
Leases of property, plant and equipment are recognized as finance leases when we obtain substantially all the risks and rewards of ownership of the underlying assets. At the inception of the lease, we record an asset together with a corresponding long-term lease liability, at the lower of the fair value of the leased asset or the present value of the minimum future lease payments. If there is reasonable certainty that the lease transfers ownership of the asset to us by the end of the lease term, the asset is amortized over its useful life. Otherwise, the asset is amortized over the shorter of its useful life and the lease term. The long-term lease liability is measured at amortized cost using the effective interest method.
All other leases are classified as operating leases. We recognize operating lease expense in Operating costs in the income statements on a straight-line basis over the term of the lease.

Asset retirement obligations
We initially measure and record AROs at management’s best estimate using a present value methodology, adjusted subsequently for any changes in the timing or amount of cash flows and changes in discount rates. We capitalize asset retirement costs as part of the related assets and amortize them into earnings over time. We also increase the ARO and record a corresponding amount in interest expense to reflect the passage of time.

Intangible assets
FINITE-LIFE INTANGIBLE ASSETS
Finite-life intangible assets are recorded at cost less accumulated amortization, and accumulated impairment losses, if any.
SOFTWARE
We record internal-use software at historical cost. Cost includes expenditures that are attributable directly to the acquisition or development of the software, including the purchase cost and labour.
Software development costs are capitalized when all the following conditions are met:

•	technical feasibility can be demonstrated

•	management has the intent and the ability to complete the asset for use or sale

•	it is probable that economic benefits will be generated

•	costs attributable to the asset can be measured reliably
CUSTOMER RELATIONSHIPS
Customer relationship assets are acquired through business combinations and are recorded at fair value at the date of acquisition.
PROGRAM AND FEATURE FILM RIGHTS
We account for program and feature film rights as intangible assets when these assets are acquired for the purpose of broadcasting. Program and feature film rights, which include producer advances and licence fees paid in advance of receipt of the program or film, are stated at acquisition cost less accumulated amortization, and accumulated impairment losses, if any. Programs and feature films under licence agreements are recorded as assets for rights acquired and Iiabilities for obligations incurred when:

•	we receive a broadcast master and the cost is known or reasonably determinable for new program and feature film licences; or

•	the licence term commences for licence period extensions or syndicated programs
Related liabilities of programs and feature films are classified as current or non-current, based on the payment terms. Amortization of program and feature film rights is recorded in Operating costs in the income statements.
INDEFINITE-LIFE INTANGIBLE ASSETS
Brand assets, mainly comprised of the Bell, Bell Media and Bell MTS brands, and broadcast licences are acquired through business combinations and are recorded at fair value at the date of acquisition, less accumulated impairment losses, if any. Wireless spectrum licences are recorded at acquisition cost, including borrowing costs when the time to build or develop the related network is in excess of one year. Borrowing costs are calculated at a rate that is based on our weighted average interest rate on our outstanding long-term debt.
Currently there are no legal, regulatory, competitive or other factors that limit the useful lives of our brands or spectrum licences.

Amortization
We depreciate property, plant and equipment and amortize finite-life intangible assets on a straight-line basis over their estimated useful lives. We review our estimates of useful lives on an annual basis and adjust depreciation and amortization on a prospective basis, as required. Land and assets under construction or development are not depreciated.

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

Depreciation
We depreciate property, plant and equipment and amortize finite-life intangible assets on a straight-line basis over their estimated useful lives. We review our estimates of useful lives on an annual basis and adjust depreciation and amortization on a prospective basis, as required. Land and assets under construction or development are not depreciated.

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

Investment in associates and joint arrangements
Our financial statements incorporate our share of the results of our associates and joint ventures using the equity method of accounting, except when the investment is classified as held for sale. Equity income from investments is recorded in Other expense in the income statements.
Investments in associates and joint ventures are recognized initially at cost and adjusted thereafter to include the company’s share of income or loss and comprehensive income or loss on an after-tax basis.
Investments are reviewed for impairment at each reporting period and we compare their recoverable amount to their carrying amount when there is an indication of impairment.
We recognize our share of the assets, liabilities, revenues and expenses of joint operations in accordance with the related contractual agreements.

Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition-related transaction costs are expensed as incurred and recorded in Severance, acquisition and other costs in the income statements.
Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair values at the date of acquisition. When we acquire control of a business, any previously-held equity interest is remeasured to fair value and any gain or loss on remeasurement is recognized in Other expense in the income statements. The excess of the purchase consideration and any previously-held equity interest over the fair value of identifiable net assets acquired is recorded as Goodwill in the statements of financial position. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously-held equity interest, the difference is recognized in Other expense in the income statements immediately as a bargain purchase gain.
Changes in our ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Any difference between the change in the carrying amount of non-controlling interest (NCI) and the consideration paid or received is attributed to owner’s equity.

Impairment of non-financial assets
Goodwill and indefinite-life intangible assets are tested for impairment annually or when there is an indication that the asset may be impaired. Property, plant and equipment and finite-life intangible assets are tested for impairment if events or changes in circumstances, assessed at each reporting period, indicate that their carrying amount may not be recoverable. For the purpose of impairment testing, assets other than goodwill are grouped at the lowest level for which there are separately identifiable cash inflows.
Impairment losses are recognized and measured as the excess of the carrying value of the assets over their recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal and its value in use. Previously recognized impairment losses, other than those attributable to goodwill, are reviewed for possible reversal at each reporting date and, if the asset’s recoverable amount has increased, all or a portion of the impairment is reversed.
GOODWILL IMPAIRMENT TESTING
We perform an annual test for goodwill impairment in the fourth quarter for each of our cash generating units (CGUs) or groups of CGUs to which goodwill is allocated, and whenever there is an indication that goodwill might be impaired.
A CGU is the smallest identifiable group of assets that generates cash inflows that are independent of the cash inflows from other assets or groups of assets.
We identify any potential impairment by comparing the carrying value of a CGU or group of CGUs to its recoverable amount. The recoverable amount of a CGU or group of CGUs is the higher of its fair value less costs of disposal and its value in use. Both fair value less costs of disposal and value in use are based on estimates of discounted future cash flows or other valuation methods. Cash flows are projected based on past experience, actual operating results and business plans. When the recoverable amount of a CGU or group of CGUs is less than its carrying value, the recoverable amount is determined for its identifiable assets and liabilities. The excess of the recoverable amount of the CGU or group of CGUs over the total of the amounts assigned to its assets and liabilities is the recoverable amount of goodwill.
An impairment charge is recognized in Other expense in the income statements for any excess of the carrying value of goodwill over its recoverable amount. For purposes of impairment testing of goodwill, our CGUs or groups of CGUs correspond to our reporting segments as disclosed in Note 4, Segmented information.

Trade and other receivables
We measure trade and other receivables at amortized cost using the effective interest method, net of any allowance for doubtful accounts.
We measure the allowance for doubtful accounts and impairment of contract assets based on an expected credit loss (ECL) model, which takes into account current economic conditions, historical information, and forward-looking information. We use the simplified approach for measuring losses based on the lifetime ECL for trade and other receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statements.

Portfolio investments in equity securities
Our portfolio investments in equity securities are classified as fair value through other comprehensive income (FVOCI) and are presented in our statements of financial position as Other non-current assets. These securities are recorded at fair value on the date of acquisition, including related transaction costs, and are adjusted to fair value at each reporting date. The corresponding unrealized gains and losses are recorded in Other comprehensive income (loss) in the consolidated statements of comprehensive income (statements of comprehensive income) and are reclassified from Accumulated other comprehensive (loss) income to Deficit in the statements of financial position when realized.

Other financial liabilities
Other financial liabilities, which include trade payables and accruals, compensation payable, obligations imposed by the Canadian Radio-television and Telecommunications Commission (CRTC), interest payable and long-term debt, are recorded at amortized cost using the effective interest method.

Derivative financial instruments
HEDGE ACCOUNTING
To qualify for hedge accounting, we document the relationship between the derivative and the related identified risk exposure, and our risk management objective and strategy. This includes associating each derivative to a specific asset or liability, commitment, or anticipated transaction.
We assess the effectiveness of a derivative in managing an identified risk exposure when hedge accounting is initially applied, and on an ongoing basis thereafter. If a hedging relationship ceases to meet the qualifying criteria, we discontinue hedge accounting prospectively.
CASH FLOW HEDGES
We enter into cash flow hedges to mitigate foreign currency risk on certain debt instruments and anticipated purchases and sales, as well as interest rate risk related to anticipated debt issuances.
We use foreign currency forward contracts to manage the foreign currency exposure relating to anticipated purchases and sales denominated in foreign currencies. Changes in the fair value of these foreign currency forward contracts are recognized in our statements of comprehensive income, except for any ineffective portion, which is recognized immediately in Other expense in the income statements. Realized gains and losses in Accumulated other comprehensive (loss) income are reclassified to the income statements or to the initial cost of the non-financial asset in the same periods as the corresponding hedged transactions are recognized.
We use cross currency basis swaps and foreign currency forward contracts to manage our U.S. dollar debt under our U.S. commercial paper program and our U.S. dollar long-term debt. Changes in the fair value of these derivatives and the related debt are recognized in Other expense in the income statements and offset, unless a portion of the hedging relationship is ineffective.
DERIVATIVES USED AS ECONOMIC HEDGES
We use derivatives to manage cash flow exposures related to equity-settled share-based payment plans and anticipated purchases, and equity price risk related to a cash-settled share-based payment plan. As these derivatives do not qualify for hedge accounting, the changes in their fair value are recorded in the income statements in Operating costs for derivatives used to hedge cash-settled share-based payments and in Other expense for other derivatives.

Post-employment benefit plans
DEFINED BENEFIT (DB) AND OTHER POST-EMPLOYMENT BENEFIT (OPEB) PLANS
We maintain DB pension plans that provide pension benefits for certain employees. Benefits are based on the employee’s length of service and average rate of pay during the highest paid consecutive five years of service. Most employees are not required to contribute to the plans. Certain plans provide cost of living adjustments to help protect the income of retired employees against inflation.
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods permitted by pension regulatory bodies. Contributions reflect actuarial assumptions about future investment returns, salary projections, future service and life expectancy.
We provide OPEBs to some of our employees, including:

•	healthcare and life insurance benefits during retirement, which were phased out for new retirees since December 31, 2016. We do not fund most of these OPEB plans.

•
other benefits, including workers’ compensation and medical benefits to former or inactive employees, their beneficiaries and dependants, from the time their employment ends until their retirement starts, under certain circumstances

We accrue our obligations and related costs under post-employment benefit plans, net of the fair value of the benefit plan assets. Pension and OPEB costs are determined using:

•	the projected unit credit method, prorated on years of service, which takes into account future pay levels

•	a discount rate based on market interest rates of high-quality corporate fixed income investments with maturities that match the timing of benefits expected to be paid under the plans

•	management’s best estimate of pay increases, retirement ages of employees, expected healthcare costs and life expectancy
We value post-employment benefit plan assets at fair value using current market values.
Post-employment benefit plans current service cost is included in Operating costs in the income statements. Interest on our post-employment benefit assets and obligations is recognized in Finance costs in the income statements and represents the accretion of interest on the assets and obligations under our post-employment benefit plans. The interest rate is based on market conditions that existed at the beginning of the year. Actuarial gains and losses for all post-employment benefit plans are recorded in Other comprehensive income (loss) in the statements of comprehensive income in the period in which they occur and are recognized immediately in the deficit.
December 31 is the measurement date for our significant post-employment benefit plans. Our actuaries perform a valuation based on management's assumptions at least every three years to determine the actuarial present value of the accrued DB pension plan and OPEB obligations. The most recent actuarial valuation of our significant pension plans was as at December 31, 2017.
DEFINED CONTRIBUTION (DC) PENSION PLANS
We maintain DC pension plans that provide certain employees with benefits. Under these plans, we are responsible for contributing a predetermined amount to an employee’s retirement savings, based on a percentage of the employee’s salary.
We recognize a post-employment benefit plans service cost for DC pension plans when the employee provides service to the company, essentially coinciding with our cash contributions.
Generally, new employees can participate only in the DC pension plans.

Provisions
Provisions are recognized when all the following conditions are met:

•	the company has a present legal or constructive obligation based on past events

•	it is probable that an outflow of economic resources will be required to settle the obligation

•	the amount can be reasonably estimated
Provisions are measured at the present value of the estimated expenditures expected to settle the obligation, if the effect of the time value of money is material. The present value is determined using current market assessments of the discount rate and risks specific to the obligation. The obligation increases as a result of the passage of time, resulting in interest expense which is recognized in Finance costs in the income statements.

Estimates and key judgements
When preparing the financial statements, management makes estimates and judgments relating to:

•	reported amounts of revenues and expenses

•	reported amounts of assets and liabilities

•	disclosure of contingent assets and liabilities
We base our estimates on a number of factors, including historical experience, current events and actions that the company may undertake in the future, and other assumptions that we believe are reasonable under the circumstances. By their nature, these estimates and judgments are subject to measurement uncertainty and actual results could differ. Our more significant estimates and judgments are described below.
ESTIMATES
USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT AND FINITE-LIFE INTANGIBLE ASSETS
Property, plant and equipment represent a significant proportion of our total assets. Changes in technology or our intended use of these assets, as well as changes in business prospects or economic and industry factors, may cause the estimated useful lives of these assets to change.
POST-EMPLOYMENT BENEFIT PLANS
The amounts reported in the financial statements relating to DB pension plans and OPEBs are determined using actuarial calculations that are based on several assumptions.
The actuarial valuation uses management’s assumptions for, among other things, the discount rate, life expectancy, the rate of compensation increase, trends in healthcare costs and expected average remaining years of service of employees.
The most significant assumptions used to calculate the net post-employment benefit plans cost are the discount rate and life expectancy.
The discount rate is based on the yield on long-term, high-quality corporate fixed income investments, with maturities matching the estimated cash flows of the post-employment benefit plans. Life expectancy is based on publicly available Canadian mortality tables and is adjusted for the company’s specific experience.
REVENUE FROM CONTRACTS WITH CUSTOMERS
We are required to make estimates that affect the amount of revenue from contracts with customers, including estimating the stand-alone selling prices of products and services.
IMPAIRMENT OF NON-FINANCIAL ASSETS
We make a number of estimates when calculating recoverable amounts using discounted future cash flows or other valuation methods to test for impairment. These estimates include the assumed growth rates for future cash flows, the number of years used in the cash flow model and the discount rate.
DEFERRED TAXES
The amounts of deferred tax assets and liabilities are estimated with consideration given to the timing, sources and amounts of future taxable income.
FAIR VALUE OF FINANCIAL INSTRUMENTS
Certain financial instruments, such as investments in equity securities, derivative financial instruments and certain elements of borrowings, are carried in the statements of financial position at fair value, with changes in fair value reflected in the income statements and the statements of comprehensive income. Fair values are estimated by reference to published price quotations or by using other valuation techniques that may include inputs that are not based on observable market data, such as discounted cash flows and earnings multiples.
CONTINGENCIES
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. Pending claims and legal proceedings represent a potential cost to our business. We estimate the amount of a loss by analyzing potential outcomes and assuming various litigation and settlement strategies, based on information that is available at the time.
ONEROUS CONTRACTS
A provision for onerous contracts is recognized when the unavoidable costs of meeting our obligations under a contract exceed the expected benefits to be received under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of completing the contract.
JUDGMENTS
POST-EMPLOYMENT BENEFIT PLANS
The determination of the discount rate used to value our post-employment benefit obligations requires judgment. The rate is set by reference to market yields of high-quality corporate fixed income investments at the beginning of each fiscal year. Significant judgment is required when setting the criteria for fixed income investments to be included in the population from which the yield curve is derived. The most significant criteria considered for the selection of investments include the size of the issue and credit quality, along with the identification of outliers, which are excluded.
INCOME TAXES
The calculation of income taxes requires judgment in interpreting tax rules and regulations. There are transactions and calculations for which the ultimate tax determination is uncertain. Our tax filings are also subject to audits, the outcome of which could change the amount of current and deferred tax assets and liabilities.
Management judgment is used to determine the amounts of deferred tax assets and liabilities to be recognized. In particular, judgment is required when assessing the timing of the reversal of temporary differences to which future income tax rates are applied.
REVENUE FROM CONTRACTS WITH CUSTOMERS
The identification of performance obligations within a contract and the timing of satisfaction of performance obligations under long-term contracts requires judgment. Additionally, the determination of costs to obtain a contract, including the identification of incremental costs, also requires judgment.
CGUs
The determination of CGUs or groups of CGUs for the purpose of impairment testing requires judgment.
CONTINGENCIES
The determination of whether a loss is probable from claims and legal proceedings and whether an outflow of resources is likely requires judgment.

Change in accounting estimate

T) Adoption of new or amended accounting standards

Adoption of new or amended accounting standards
As required, effective January 1, 2018, we adopted the following new or amended accounting standards.

STANDARD	DESCRIPTION	IMPACT
IFRS 15 – Revenue from Contracts with Customers
Establishes principles to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of IAS 17 – Leases or other IFRSs. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:
1. Identify the contract with a customer

2. Identify the performance obligations in the
     contract
3. Determine the transaction price
4. Allocate the transaction price to the
     performance obligations in the contract
5. Recognize revenue when (or as) the entity
     satisfies a performance obligation
The new standard also provides guidance relating to principal versus agent relationships, licences of intellectual property, contract costs and the measurement and recognition of gains and losses on the sale of certain non-financial assets such as property and equipment. Additional disclosures are also required under the new standard.

We applied IFRS 15 retrospectively to each prior period presented. The impacts of adopting IFRS 15 on our income statement and statement of cash flows for the year ended December 31, 2017, along with our statements of financial position as at January 1, 2017 and December 31, 2017, are provided in Note 34, Adoption of IFRS 15.

IFRS 15 principally affects the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 also affects how we account for costs to obtain a contract.

- Under multiple-element arrangements, revenue allocated to a satisfied performance obligation is no longer limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract is largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This results in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset is realized over the term of the customer contract.

- As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts may be attributed to a delivered product, resulting in a corresponding decrease in service revenue

- Sales commissions and any other incremental costs of obtaining a contract with a customer are recognized on the statement of financial position and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below

Under IFRS 15, we applied the following practical expedients:

- Completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated

- Contracts modified prior to January 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations.

- When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we recognize revenue in the amount to which we have a right to invoice. For such contracts and for performance obligations that are part of a contract that has an original expected duration of one year or less, the transaction price amount allocated to the remaining performance obligations and an explanation of when we expect to recognize that amount as revenue are not disclosed.

- Costs of obtaining a contract that would be amortized within one year or less are immediately expensed

STANDARD	DESCRIPTION	IMPACT
IFRS 9 – Financial Instruments
Sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy and sell non-financial items. The new standard establishes a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. It also provides guidance on an entity’s own credit risk relating to financial liabilities and modifies the hedge accounting model to better link the economics of risk management with its accounting treatment. Additional disclosures are also required under the new standard.

We applied IFRS 9 - Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRSs retrospectively, except for the changes to hedge accounting described below which are applied prospectively. In accordance with the transition requirements, comparative periods have not been restated. The adoption of IFRS 9 did not have a significant impact on the carrying amounts of our financial instruments as at January 1, 2018. As a result of the adoption of IFRS 9, our January 1, 2018 deficit increased by $4 million.

IFRS 9 replaces the classification and measurement models in IAS 39 - Financial Instruments: Recognition and Measurement, with a single model under which financial assets are classified and measured at amortized cost, FVOCI or fair value through profit or loss (FVTPL). This classification is based on the business model in which a financial asset is managed and its contractual cash flow characteristics and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. The adoption of IFRS 9 did not, however, change the measurement bases of our financial assets.
- Cash and cash equivalents and trade and other receivables continue to be measured at amortized cost under IFRS 9
- Derivatives measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9; derivatives that qualify for hedge accounting continue to be measured at fair value under IFRS 9, with changes in fair value recognized in Other comprehensive income (loss)
- Portfolio investments in equity securities measured at FVOCI under IAS 39 continue to be measured as such under IFRS 9

The impairment of financial assets under IFRS 9 is based on an ECL model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost and contract assets and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in Operating costs in the income statement.

We have adopted the general hedge accounting model in IFRS 9 which requires that we ensure hedge accounting relationships are consistent with our risk management objectives and strategies. We also apply a more qualitative and forward-looking approach in assessing hedge effectiveness as a retrospective assessment is no longer required.

- Under IFRS 9, amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period are reclassified from Accumulated other comprehensive (loss) income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, such amounts were reclassified from Other comprehensive income (loss). Amounts related to cash flow hedges of other anticipated purchases continue to be reclassified from Other comprehensive income (loss) to net earnings under IFRS 9.

Amendments to IFRS 2 – Share-based Payment
Clarifies the classification and measurement of cash-settled share-based payment transactions that include a performance condition, share-based payment transactions with a net settlement feature for withholding tax obligations, and modifications of a share-based payment transaction from cash-settled to equity-settled.
The amendments to IFRS 2 did not have a significant impact on our financial statements.

Future changes to accounting standards
The following new or amended standards and interpretation issued by the IASB have an effective date after December 31, 2018 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
IFRS 16 – Leases
Eliminates the distinction between operating and finance leases for lessees, requiring instead that leases be capitalized by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, an entity recognizes a financial liability representing its obligation to make future lease payments. A depreciation charge for the lease asset is recorded within operating costs and an interest expense on the lease liability is recorded within finance costs.
IFRS 16 does not substantially change lease accounting for lessors.

We continue to make progress towards adoption of IFRS 16 according to our detailed implementation plan. Changes and enhancements to our existing information technology (IT) systems, business processes, and systems of internal control are being completed.
We will adopt IFRS 16 on January 1, 2019, using a modified retrospective approach whereby the financial statements of prior periods presented are not restated. The cumulative effect of the initial adoption of IFRS 16 will be reflected as an adjustment to the deficit at January 1, 2019.
We will recognize lease liabilities at January 1, 2019 for leases previously classified as operating leases, the present value of which will be measured using the discount rate at that date. Corresponding right-of-use assets will also be recognized at January 1, 2019.
As permitted by IFRS 16, we have elected not to recognize lease liabilities and right-of-use assets for short-term leases and will apply certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16, most notably:
- We will not separate non-lease components from lease components for certain classes of underlying assets. Each lease component and any associated non-lease components will be accounted for as a single lease component.

While our testing and data validation process is ongoing, we expect the adoption of IFRS 16 to result in an increase in our right-of-use assets and a corresponding increase in our lease liabilities within the range of $2.1 billion to $2.3 billion and an increase to our net debt leverage ratio. For the definition of our net debt leverage ratio see Note 26, Financial and capital management.
Annual periods beginning on or after January 1, 2019, using a modified retrospective approach.

International Financial Reporting Interpretations Committee (IFRIC) 23 – Uncertainty over Income Tax Treatments
Clarifies the application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers uncertain tax treatments separately or as a group, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.
	IFRIC 23 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2019, using a full retrospective approach.
Amendments to IFRS 3 - Business Combinations
These amendments to the implementation guidance of IFRS 3 clarify the definition of a business to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition.

The amendments to IFRS 3 - Business Combinations may affect whether future acquisitions are accounted for as business combinations or asset acquisitions, along with the resulting allocation of the purchase price between the net identifiable assets acquired and goodwill.

Prospectively for acquisitions occurring on or after January 1, 2020, with early adoption permitted.